Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Warrant liability	$ 1,977,363	$ 1,381,465	$ 345,960
Premium conversion derivatives	328,609	462,174	137,650
Total liabilities at fair value	2,305,972	1,843,639	483,610
Level 1 [Member]
Liabilities:
Warrant liability
Premium conversion derivatives
Total liabilities at fair value
Level 2 [Member]
Liabilities:
Warrant liability
Premium conversion derivatives
Total liabilities at fair value
Level 3 [Member]
Liabilities:
Warrant liability	1,977,363	1,381,465	345,960
Premium conversion derivatives	328,609	462,174	137,650
Total liabilities at fair value	$ 2,305,972	$ 1,843,639	$ 483,610